Issued Share Capital (Tables)	12 Months Ended
Mar. 31, 2019
Issued Share Capital
Schedule of Issued Share Capital
	Number of Shares	GBP
Authorized		(in thousands)

Ordinary shares of 30p each at March 31, 2018	100,000,000	30,000
Ordinary shares of 30p each at March 31, 2019 (*)	150,000,000	45,000

(*) The Company increased authorized number of shares to 150,000,000 on October 25, 2018.

	Number of Shares		USD
Allotted, called up and fully paid	A Ordinary 30p Shares(*)	B Ordinary 30p Shares(*)	(in thousands)
As at March 31, 2017	41,312,202	19,379,382	$31,877
Issue of shares in the quarter ended June 30, 2017	12,000	—	5
Issue of shares in the quarter ended September 30, 2017	288,291	—	114
Issue of shares in the quarter ended December 31, 2017	1,681,520	—	657
Transfer of B Ordinary to A Ordinary share	9,666,667	(9,666,667)	—
Issue of shares in the quarter ended Mar 31, 2018	2,757,743		2,681
As at March 31, 2018	55,718,423	9,712,715	$35,334
Issue of shares in the quarter ended June 30, 2018	2,747,645	—	1,138
Issue of shares in the quarter ended September 30, 2018	3,773,385	—	1,471
Issue of shares in the quarter ended December 31, 2018	1,659,767	—	641
Transfer of B Ordinary to A Ordinary share	1,500,000	(1,500,000)	—
Issue of shares in the quarter ended March 31, 2019	1,892,518	—	742

As at March 31, 2019	67,291,738	8,212,715	$39,326

(*) Each A ordinary shares is entitled to one vote on all matters and each B shares is entitled to ten votes.

	Number of Shares
	March 31,
	2019	2018
Issuance to Founders Group (**)	1,769,911	1,421,520
Issuance towards settlement of Convertible notes	4,411,359	2,624,668
Exercise against Restricted Share Unit/ Management scheme (*****)	770,541	683,158
Issuance towards Reliance Industries Limited (***)	3,111,088	—
2015 Share Plan (****)	10,416	10,208
Total	10,073,315	4,739,554

(*) Each A ordinary shares is entitled to one vote on all matters and each B shares is entitled to ten votes.

(**) Average exercise price of $14.69 (2018 $11.6)

(***) Average exercise price of $15 (2018 $Nil)

(****) Average exercise price of $7.92 (2018 $8.71)

(*****) 183,000 shares (2018 225,000) exercised price at $0.39 (2018 $0.40)